UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one): 	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Security Capital Global Capital Management Group Incorporated
Address:	11 South LaSalle Street
		2nd Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael J. Heller
Title:	Assistant Controller
Phone:	312-345-5826
Signature, Place, and Date of Signing

	Michael J. Heller    Chicago, Illinois   February 8, 2000

Report Type:

[X]  13F HOLDING REPORT

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total	26

Form 13F Information Table Value Total	$445,603

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101     1908    47935 SH       SOLE                    47935
Amli Residential Prop.                          001735109     5801   287360 SH       SOLE                   287360
Archstone Comm.                                 039581103     5222   254715 SH       SOLE                   254715
Arden Realty Group                              039793104    30935  1541950 SH       SOLE                   581050            960900
AvalonBay Comm.                                 053484101    37100  1081236 SH       SOLE                   429733            651503
Boston Properties                               101121101    12490   401270 SH       SOLE                   401270
Cabot Industrial Trust                          127072106      886    48235 SH       SOLE                    48235
CarrAmerica Realty                              144418100     2444   115700 SH       SOLE                   115700
Charles E. Smith Residential                    832197107     7514   212405 SH       SOLE                   212405
Cornerstone Prop.                               21922H103    29882  2043220 SH       SOLE                   737070           1306150
Equity Office Prop.                             294741103    42654  1732150 SH       SOLE                   533238           1198912
Equity Res. Prop.                               29476L107     5500   128845 SH       SOLE                   128845
Essex Prop. Trust                               297178105     8098   238185 SH       SOLE                   238185
Federal Realty Investment Trus                  313747206     9726   516995 SH       SOLE                   516995
General Growth Properties                       370021107     4642   165780 SH       SOLE                   165780
Highwoods Properties                            431284108    24821  1067550 SH       SOLE                   311150            756400
Liberty Prop. Trust                             531172104    34594  1426550 SH       SOLE                   405450           1021100
Prentiss Properties                             740706106    33286  1585065 SH       SOLE                   497165           1087900
Public Storage Inc.                             74460D109     8890   391860 SH       SOLE                   391860
Reckson Assoc. Realty Corp.                     75621K106     6792   331300 SH       SOLE                   331300
Regency Realty Corp.                            758939102     2107   105360 SH       SOLE                   105360
Spieker Properties                              848497103    10175   279250 SH       SOLE                   279250
Starwood Lodging                                85590A203    56607  2408800 SH       SOLE                   453500           1955300
TrizecHahn Corp.                                896938107    35344  2094435 SH       SOLE                   649985           1444450
Urban Shopping Ctrs.                            917060105    26289   969180 SH       SOLE                   509680            459500
Vornado Realty Trust                            929042109     1896    58345 SH       SOLE                    58345